INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
Schedule of Income Tax Provision

Year ended December 31	2018	2017
Income (loss) before income taxes - consolidated	$(716.9)	$66.4
Statutory income tax rate (%)	27.0	27.0
Expected taxes at statutory rates	$(193.6)	$17.9
Add (deduct) the tax effect of:
Permanent differences	(1.0)	9.5
Statutory and other rate differences	(19.6)	(30.5)
Rate adjustment for change in tax rates	1.3	(34.1)
Deferred income tax recovery on regulated assets	(7.3)	(7.4)
Tax differences on divestitures and transactions	(32.3)	6.9
Non-controlling interests	4.7	—
Change in valuation allowance	(22.3)	4.2
Other	6.9	—
	$(263.2)	$(33.5)
Income tax provision
Current
Canada	23.7	18.0
United States	0.7	12.5
	$24.4	$30.5
Deferred
Canada	(166.1)	(7.4)
United States	(121.5)	(56.6)
	$(287.6)	$(64.0)
Effective income tax rate (%)	36.7	(50.5)

Schedule of Deferred Income Tax Liabilities

As at	December 31, 2018	December 31, 2017
PP&E and intangible assets	$1,764.6	$726.5
Regulatory assets	(166.3)	22.8
Tax pools, deferred financing and compensation	(453.6)	(302.3)
Other	(209.9)	(59.3)
Valuation allowance	23.1	53.7
	$957.9	$441.4

Schedule of Uncertain Tax Positions

Year ended December 31	2018	2017
Balance, beginning of year	$5.9	$2.2
Net changes during the year	(3.7)	3.7
Balance, end of year	$2.2	$5.9